Grants and other liabilities (Tables)	9 Months Ended
Sep. 30, 2021
Grants and other liabilities [Abstract]
Grants and other non-current liabilities
	Balance as of September 30,	Balance as of December 31,
	2021	2020
	($ in thousands)
Grants	986,914	1,028,765
Other Liabilities	284,546	201,002
Grants and other non-current liabilities	1,271,460	1,229,767